Advisors Capital Growth Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
412,100	Fidelity Enhanced Large Cap Growth ETF	$ 18,029,375
24,400	Invesco QQQ TrustSM , Series 1	17,968,160
1,011,300	Schwab U.S. Large-Cap Growth ETF	34,222,392
60,100	SoFi Select 500 ETF	8,947,087
227,200	State Street® SPDR® Portfolio S&P 500® Growth ETF	27,034,528
396,600	Vanguard Growth Index ETF Shares	34,163,124
29,400	Vanguard Mid-Cap Growth Index ETF Shares	9,005,220
213,900	Vanguard Russell 1000 Growth Index ETF Shares	27,338,559
Total for Exchange Traded Funds (Cost - $152,281,538)		176,708,445	96.95%

MONEY MARKET FUNDS
5,186,075	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% ***	5,186,075	2.85%
Total for Money Market Funds (Cost - $5,186,075)

	Total Investments	181,894,520	99.80%
	(Cost - $157,467,613)

	Other Assets in Excess of Liabilities	364,495	0.20%

	Net Assets	$182,259,015	100.00%

*** The Yield shown represents the 7-day yield at June 30, 2026.